PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 97.8% of Net Assets
	ABS Car Loan – 9.2%
$ 90,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	$92,162
845,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	862,986
135,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	135,693
240,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	240,995
8,055	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	8,058
510,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	527,582
480,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	493,534
695,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class A3, 2.060%, 4/18/2024	705,857
385,000	AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A3, 1.110%, 8/19/2024	389,139
110,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.660%, 12/18/2024	110,600
265,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B, 0.970%, 2/18/2026	267,883
125,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	125,525
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A(a)	362,010
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	102,640
140,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	149,480
65,328	Bank of The West Auto Trust, Series 2017-1, Class A3, 2.110%, 1/15/2023, 144A	65,600
450,000	Bank of The West Auto Trust, Series 2019-1, Class A3, 2.430%, 4/15/2024, 144A	458,552
42,288	California Republic Auto Receivables Trust, Series 2017-1, Class A4, 2.280%, 6/15/2022(a)	42,347
565,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A3, 1.920%, 5/15/2024	575,156
310,219	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	312,219
510,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	520,008
485,000	CarMax Auto Owner Trust, Series 2020-3, Class A3, 0.620%, 3/17/2025	487,789
544,653	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A	547,745
51,407	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A	51,466
145,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	147,249

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 595,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	$610,831
435,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.010%, 2/15/2029, 144A	444,930
585,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	598,230
315,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	319,200
105,593	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023	105,737
215,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	217,247
14,416	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	14,467
285,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	290,362
270,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	275,563
105,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	106,375
131,126	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140%, 1/16/2024, 144A	131,735
320,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	336,366
85,555	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	85,991
170,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A	172,036
120,898	Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.130%, 8/15/2023, 144A	121,232
440,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	461,901
226,323	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A	228,295
800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	819,140
542,968	Flagship Credit Auto Trust, Series 2020-1, Class A, 1.900%, 8/15/2024, 144A(a)	549,300
915,000	Flagship Credit Auto Trust, Series 2020-1, Class B, 2.050%, 2/17/2025, 144A	937,497
175,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	177,133
705,000	Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A(a)	710,687
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031, 144A(a)	653,805
785,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024(a)	788,491
635,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024	654,335
265,000	GLS Auto Receivables Issuer Trust, Series 2020-4A, Class C, 1.140%, 11/17/2025, 144A	265,817
146,464	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A	147,427

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 260,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	$267,157
172,153	GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024, 144A	173,686
245,193	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	249,194
300,000	GLS Auto Receivables Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	302,643
140,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	141,123
145,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	147,909
48,403	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A3, 1.970%, 5/16/2022, 144A(a)	48,482
450,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	457,280
180,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A, 0.680%, 8/15/2025, 144A	181,056
433,599	Honda Auto Receivables Owner Trust, Series 2020-2, Class A2, 0.740%, 11/15/2022	434,673
455,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	459,536
420,000	Hyundai Auto Receivables Trust, Series 2019-B, Class A3, 1.940%, 2/15/2024	427,713
170,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	173,781
290,000	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3, 0.550%, 2/18/2025	291,555
125,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A2, 3.220%, 2/15/2023, 144A	125,410
310,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 3.690%, 10/15/2023, 144A	318,008
865,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	884,030
1,045,000	Prestige Auto Receivables Trust, Series 2019-1A, Class A3, 2.450%, 5/15/2023, 144A(a)	1,053,350
695,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	697,117
210,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	223,271
300,000	Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3, 0.460%, 8/15/2024, 144A	300,247
370,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	378,749
140,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.030%, 2/15/2024	141,930
348,322	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	352,166
300,508	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	300,991
175,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.670%, 4/15/2024	175,539
520,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	523,186

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 615,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	$620,058
170,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	170,741
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	453,366
200,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	203,386
225,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class B, 2.410%, 10/15/2024, 144A	228,555
515,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	518,048
830,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A(a)	840,370
781,970	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A(a)	784,006
400,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	407,402
35,392	World Omni Auto Receivables Trust, Series 2017-B, Class A3, 1.950%, 2/15/2023	35,630
635,000	World Omni Auto Receivables Trust, Series 2020-B, Class A3, 0.630%, 5/15/2025	639,037
310,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	310,697

		32,447,483

	ABS Credit Card – 0.7%
620,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	639,716
925,000	Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025(a)	949,307
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	260,343
585,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	603,081

		2,452,447

	ABS Home Equity – 0.1%
161,029	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	165,302
103,035	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	104,818
3,254	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	3,249
45,025	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	45,484
22,848	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(b)	22,916

		341,769

	ABS Other – 1.6%
315,383	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/16/2032, 144A	316,894

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$ 568,417	CNH Equipment Trust, Series 2020-A, Class A2, 1.080%, 7/17/2023	$569,803
250,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	253,327
125,611	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	131,182
255,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	262,200
174,710	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	160,511
158,902	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	162,613
555,000	OneMain Financial Issuance Trust, Series 2018-1A, Class A, 3.300%, 3/14/2029, 144A(a)	560,464
265,619	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	257,742
117,098	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	117,459
38,413	Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A, 2.910%, 3/20/2034, 144A	39,093
240,555	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	241,336
75,753	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A	75,965
90,059	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	90,395
2,180,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.330%, 12/20/2023(a)	2,223,150
199,981	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	201,889

		5,664,023

	ABS Student Loan – 0.4%
38,823	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	39,363
215,855	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	230,220
520,768	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A1, 1.800%, 1/15/2069, 144A(a)	522,606
149,726	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	150,965
205,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	207,085
49,200	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3-month LIBOR + 0.800%, 1.015%, 7/25/2025(c)	49,242
75,789	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	77,337
133,349	SoFi Professional Loan Program LLC, Series 2017-E, Class A2B, 2.720%, 11/26/2040, 144A	135,660

		1,412,478

	ABS Whole Business – 0.2%
522,963	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	521,226

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Aerospace & Defense – 0.1%
$ 385,000	Boeing Co. (The), 3.625%, 2/01/2031	$421,337
29,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	31,267

		452,604

	Agency Commercial Mortgage-Backed Securities – 0.8%
1,175,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027(a)	1,281,605
190,264	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(a)(b)	190,216
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(a)	538,778
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024(a)	757,967
86,578	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	88,012

		2,856,578

	Airlines – 0.3%
430,000	Delta Air Lines, Inc., 2.900%, 10/28/2024	424,252
560,000	Southwest Airlines Co., 5.125%, 6/15/2027	666,184

		1,090,436

	Automotive – 2.4%
1,440,000	American Honda Finance Corp., MTN, 0.875%, 7/07/2023	1,457,530
145,000	American Honda Finance Corp., MTN, 3.625%, 10/10/2023	157,760
290,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	292,688
160,000	Daimler Finance North America LLC, 3.350%, 2/22/2023, 144A	169,328
360,000	General Motors Financial Co., Inc., 4.150%, 6/19/2023	387,296
295,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	319,541
220,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	227,685
195,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	200,971
95,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	97,993
400,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	434,230
275,000	Nissan Motor Acceptance Corp., 3.450%, 3/15/2023, 144A	287,047
500,000	Nissan Motor Co. Ltd., 4.345%, 9/17/2027, 144A	552,264
240,000	PACCAR Financial Corp., MTN, 0.800%, 6/08/2023	242,571

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$ 160,000	PACCAR Financial Corp., MTN, 1.800%, 2/06/2025	$167,632
955,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	986,220
335,000	Toyota Motor Credit Corp., 1.150%, 8/13/2027	336,360
250,000	Toyota Motor Credit Corp., MTN, 1.150%, 5/26/2022	253,279
295,000	Toyota Motor Credit Corp., MTN, 1.800%, 10/07/2021	298,260
1,115,000	Volkswagen Group of America Finance LLC, 1.250%, 11/24/2025, 144A	1,126,053
275,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	302,323
290,000	Volkswagen Group of America Finance LLC, 4.250%, 11/13/2023, 144A	318,948

		8,615,979

	Banking – 15.2%
1,335,000	Ally Financial, Inc., 3.050%, 6/05/2023	1,407,625
495,000	American Express Co., 3.700%, 8/03/2023	536,030
625,000	ANZ New Zealand International Ltd., 1.900%, 2/13/2023, 144A	643,760
1,190,000	Australia & New Zealand Banking Group Ltd., MTN, 2.050%, 11/21/2022	1,231,360
1,600,000	Banco Bilbao Vizcaya Argentaria S.A., 0.875%, 9/18/2023	1,611,224
975,000	Bank of America Corp., (fixed rate to 6/19/2025, variable rate thereafter), MTN, 1.319%, 6/19/2026	995,798
395,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	432,277
175,000	Bank of Montreal, MTN, 1.850%, 5/01/2025	183,720
725,000	Bank of Montreal, MTN, 2.050%, 11/01/2022	748,104
655,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	684,786
1,235,000	Bank of New Zealand, 2.000%, 2/21/2025, 144A	1,300,979
1,515,000	Bank of Nova Scotia (The), 0.550%, 9/15/2023	1,520,884
870,000	Bank of Nova Scotia (The), 2.000%, 11/15/2022	898,426
200,000	Banque Federative du Credit Mutuel S.A., 2.375%, 11/21/2024, 144A	212,034
460,000	Banque Federative du Credit Mutuel S.A., 2.700%, 7/20/2022, 144A	476,180
485,000	Banque Federative du Credit Mutuel S.A., 3.750%, 7/20/2023, 144A	524,149
795,000	Barclays PLC, (fixed rate to 5/16/2023, variable rate thereafter), 4.338%, 5/16/2024	860,437

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 675,000	BNP Paribas S.A, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	$706,476
510,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	543,621
160,000	Capital One Financial Corp., 3.750%, 3/09/2027	182,595
510,000	Citigroup, Inc., (fixed rate to 4/08/2025, variable rate thereafter), 3.106%, 4/08/2026	557,207
940,000	Citigroup, Inc., (fixed rate to 11/04/2021, variable rate thereafter), 2.312%, 11/04/2022	955,019
160,000	Citizens Financial Group, Inc., 3.250%, 4/30/2030	180,304
225,000	Comerica, Inc., 3.700%, 7/31/2023	242,740
660,000	Cooperatieve Rabobank U.A. (NY), 2.750%, 1/10/2023	692,259
750,000	Credit Agricole S.A, (fixed rate to 6/16/2025, variable rate thereafter), 1.907%, 6/16/2026, 144A	777,905
925,000	Credit Agricole S.A., 3.750%, 4/24/2023, 144A	992,968
405,000	Credit Suisse AG, 2.100%, 11/12/2021	411,253
895,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	935,322
940,000	Danske Bank A/S, 3.875%, 9/12/2023, 144A	1,012,872
215,000	Deutsche Bank AG, 3.150%, 1/22/2021	215,238
590,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	603,829
395,000	Deutsche Bank AG, (fixed rate to 11/26/2024, variable rate thereafter), 3.961%, 11/26/2025	431,672
240,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	260,098
425,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	440,091
1,055,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026, 144A	1,066,180
1,015,000	Goldman Sachs Group, Inc. (The), (fixed rate to 12/09/2025, variable rate thereafter), 1.093%, 12/09/2026	1,026,157
520,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/31/2021, variable rate thereafter), 2.876%, 10/31/2022	530,553
520,000	HSBC Holdings PLC, (fixed rate to 9/12/2025, variable rate thereafter), 4.292%, 9/12/2026	592,634
1,730,000	JPMorgan Chase & Co., (fixed rate to 11/19/2025, variable rate thereafter), 1.045%, 11/19/2026	1,749,549
535,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	554,427
1,335,000	JPMorgan Chase & Co., (fixed rate to 6/01/2023, variable rate thereafter), 1.514%, 6/01/2024	1,370,637
515,000	KeyCorp, MTN, 2.250%, 4/06/2027	549,423

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 375,000	Lloyds Banking Group PLC, (fixed rate to 7/09/2024, variable rate thereafter), 3.870%, 7/09/2025	$413,432
495,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	540,925
1,195,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	1,232,600
65,000	Macquarie Bank Ltd., 2.300%, 1/22/2025, 144A	69,027
930,000	National Australia Bank Ltd., 3.700%, 11/04/2021	956,514
625,000	National Bank of Canada, 2.150%, 10/07/2022, 144A	644,126
620,000	Nationwide Building Society, (fixed rate to 3/08/2023, variable rate thereafter), 3.766%, 3/08/2024, 144A	659,602
425,000	Natwest Group PLC, (fixed rate to 5/22/2027, variable rate thereafter), 3.073%, 5/22/2028	461,283
1,020,000	NatWest Markets PLC, 3.625%, 9/29/2022, 144A	1,075,346
210,000	Northern Trust Corp., (fixed rate to 5/08/2027, variable rate thereafter), 3.375%, 5/08/2032	230,266
690,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	753,552
580,000	Santander UK PLC, 2.875%, 6/18/2024	621,135
245,000	Societe Generale S.A., 1.375%, 7/08/2025, 144A	250,397
840,000	Societe Generale S.A., 2.625%, 10/16/2024, 144A	890,050
820,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	868,592
530,000	Standard Chartered PLC, (fixed rate to 5/21/2024, variable rate thereafter), 3.785%, 5/21/2025, 144A	574,736
245,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026	266,883
305,000	State Street Corp., (fixed rate to 5/15/2022, variable rate thereafter), 2.653%, 5/15/2023	314,534
545,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	581,868
235,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 7/12/2022	243,631
515,000	Svenska Handelsbanken AB, 3.900%, 11/20/2023	566,937
1,400,000	Swedbank AB, 1.300%, 6/02/2023, 144A	1,428,966
1,140,000	Synchrony Bank, 3.650%, 5/24/2021	1,151,303
75,000	Synchrony Financial, 4.250%, 8/15/2024	82,869
675,000	Toronto-Dominion Bank (The), 0.750%, 9/11/2025	677,525
700,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/01/2022	721,771
880,000	Truist Financial Corp., MTN, 1.125%, 8/03/2027	885,765

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 340,000	Truist Financial Corp., MTN, 2.500%, 8/01/2024	$362,130
770,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	799,185
665,000	UniCredit SpA, 3.750%, 4/12/2022, 144A	689,149
335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	368,613
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	597,083
340,000	Wells Fargo & Co., (fixed rate to 4/30/2025, variable rate thereafter), 2.188%, 4/30/2026	357,982
250,000	Wells Fargo & Co., (fixed rate to 6/02/2027, variable rate thereafter), MTN, 2.393%, 6/02/2028	266,155
1,030,000	Wells Fargo Bank NA, 3.625%, 10/22/2021	1,054,452
195,000	Westpac Banking Corp., 2.800%, 1/11/2022	200,077

		53,707,263

	Brokerage – 1.1%
415,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	428,556
1,210,000	Charles Schwab Corp. (The), 1.650%, 3/11/2031	1,221,851
465,000	Intercontinental Exchange, Inc., 2.100%, 6/15/2030	486,906
1,300,000	National Securities Clearing Corp., 1.200%, 4/23/2023, 144A(a)	1,325,942
425,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	427,307

		3,890,562

	Cable Satellite – 0.3%
1,205,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	1,206,399

	Chemicals – 0.8%
360,000	Cabot Corp., 4.000%, 7/01/2029	388,845
460,000	DuPont de Nemours, Inc., 2.169%, 5/01/2023	466,095
960,000	Nutrien Ltd., 1.900%, 5/13/2023	991,628
765,000	Nutrition & Biosciences, Inc., 1.832%, 10/15/2027, 144A	788,458
75,000	PPG Industries, Inc., 2.550%, 6/15/2030	80,571

		2,715,597

	Collateralized Mortgage Obligations – 1.7%
446,278	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.826%, 2/20/2060(c)	448,701

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 264,427	Government National Mortgage Association, Series 2010-H03, Class FA, 1-month LIBOR + 0.550%, 0.696%, 3/20/2060(c)	$265,208
147,561	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 0.640%, 7/20/2064(c)	147,972
112,487	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.640%, 7/20/2064(c)	112,841
2,855	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(d)(e)	2,864
284,896	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	290,492
451,636	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.060%, 2/20/2066(a)(c)	458,851
59,675	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.740%, 4/20/2066(a)(c)(d)(e)	59,401
1,501,231	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(a)(b)	1,671,006
345,619	Government National Mortgage Association, Series 2019-H01, Class FL, 1-month LIBOR + 0.450%, 0.590%, 12/20/2068(c)	345,433
1,172,134	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.540%, 10/20/2068(a)(c)	1,171,898
1,089,403	Government National Mortgage Association, Series 2019-H10, Class FM, 1-month LIBOR + 0.400%, 0.540%, 5/20/2069(a)(c)	1,089,034

		6,063,701

	Construction Machinery – 1.5%
275,000	Caterpillar Financial Services Corp., MTN, 0.950%, 5/13/2022	277,470
1,435,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	1,447,022
1,295,000	Caterpillar Financial Services Corp., MTN, 0.800%, 11/13/2025	1,305,345
300,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	305,798
265,000	Caterpillar Financial Services Corp., Series I, 2.650%, 5/17/2021	267,320
300,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	308,834
1,090,000	John Deere Capital Corp., MTN, 0.700%, 7/05/2023	1,101,542
110,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	117,771

		5,131,102

	Consumer Cyclical Services – 0.4%
350,000	eBay, Inc., 1.900%, 3/11/2025	367,946
375,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	434,663
495,000	Western Union Co. (The), 4.250%, 6/09/2023	536,921

		1,339,530

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Products – 0.2%
$ 420,000	Hasbro, Inc., 3.550%, 11/19/2026	$468,765
345,000	JAB Holdings BV, 2.200%, 11/23/2030, 144A	346,853

		815,618

	Diversified Manufacturing – 0.4%
135,000	Amphenol Corp., 2.050%, 3/01/2025	142,614
455,000	Kennametal, Inc., 4.625%, 6/15/2028	506,900
265,000	Timken Co. (The), 4.500%, 12/15/2028	296,776
275,000	WW Grainger, Inc., 1.850%, 2/15/2025	289,636

		1,235,926

	Electric – 4.7%
1,015,000	AES Corp. (The), 1.375%, 1/15/2026, 144A	1,023,711
435,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	474,150
720,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	835,360
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	132,277
225,000	Dominion Energy, Inc., 3.071%, 8/15/2024	242,894
270,000	DTE Energy Co., 2.250%, 11/01/2022	278,914
1,135,000	Duke Energy Carolinas LLC, 3.050%, 3/15/2023	1,199,031
570,000	Duke Energy Corp., 0.900%, 9/15/2025	571,360
605,000	Entergy Corp., 0.900%, 9/15/2025	604,795
265,000	Entergy Corp., 2.800%, 6/15/2030	286,195
330,000	Eversource Energy, Series R, 1.650%, 8/15/2030	328,663
451,000	Exelon Corp., 2.450%, 4/15/2021	452,770
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	121,089
220,000	FirstEnergy Corp., Series B, 2.250%, 9/01/2030	212,807
175,000	ITC Holdings Corp., 2.950%, 5/14/2030, 144A	191,280
145,000	Liberty Utilities Finance GP, 2.050%, 9/15/2030, 144A	145,750
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	197,870

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 210,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$220,167
435,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	440,981
1,435,000	NRG Energy, Inc., 2.000%, 12/02/2025, 144A	1,487,133
1,300,000	Pacific Gas & Electric Co., 3-month LIBOR + 1.375%, 1.600%, 11/15/2021(c)	1,300,712
1,115,000	PNM Resources, Inc., 3.250%, 3/09/2021	1,119,374
370,000	PSEG Power LLC, 3.850%, 6/01/2023	398,080
235,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	252,983
225,000	San Diego Gas & Electric Co., Series VVV, 1.700%, 10/01/2030	227,572
510,000	Southern California Edison Co., Series 20C, 1.200%, 2/01/2026	516,065
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	733,343
445,000	Virginia Electric & Power Co., 2.450%, 12/15/2050	447,803
600,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	649,760
1,540,000	WEC Energy Group, Inc., 0.550%, 9/15/2023	1,547,701

		16,640,590

	Energy – 0.1%
215,000	Pioneer Natural Resources Co., 1.900%, 8/15/2030	213,101

	Environmental – 0.1%
395,000	Waste Management, Inc., 1.500%, 3/15/2031	391,285

	Finance Companies – 2.0%
735,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.150%, 2/15/2024	770,474
155,000	Air Lease Corp., 3.250%, 10/01/2029	163,812
705,000	Ares Capital Corp., 3.250%, 7/15/2025	747,156
90,000	Ares Capital Corp., 3.875%, 1/15/2026	97,522
305,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	317,803
225,000	Aviation Capital Group LLC, 4.375%, 1/30/2024, 144A	237,425
47,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	48,017
790,000	Avolon Holdings Funding Ltd., 4.250%, 4/15/2026, 144A	851,121

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – continued
$ 425,000	FS KKR Capital Corp., 3.400%, 1/15/2026	$422,364
310,000	FS KKR Capital Corp., 4.125%, 2/01/2025	322,688
645,000	GE Capital Funding LLC, 4.050%, 5/15/2027, 144A	737,876
1,015,000	Goldman Sachs BDC, Inc., 2.875%, 1/15/2026	1,035,681
150,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	155,323
815,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	826,670
315,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	331,798

		7,065,730

	Financial Other – 0.3%
470,000	LeasePlan Corp NV, 2.875%, 10/24/2024, 144A	496,629
410,000	Mitsubishi UFJ Lease & Finance Co. Ltd., 2.652%, 9/19/2022, 144A	422,298
185,000	ORIX Corp., 3.250%, 12/04/2024	202,237

		1,121,164

	Food & Beverage – 1.2%
835,000	Bacardi Ltd., 4.700%, 5/15/2028, 144A	990,559
120,000	Brown-Forman Corp., 3.500%, 4/15/2025	132,884
525,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	579,147
1,095,000	General Mills, Inc., 2.600%, 10/12/2022	1,136,063
370,000	Mondelez International, Inc., 2.750%, 4/13/2030	406,397
1,065,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028, 144A	1,054,742

		4,299,792

	Government Owned - No Guarantee – 0.1%
425,000	Saudi Arabian Oil Co., 2.250%, 11/24/2030, 144A	432,796

	Health Insurance – 0.2%
785,000	Centene Corp., 3.000%, 10/15/2030	832,022

	Healthcare – 1.0%
285,000	AmerisourceBergen Corp., 2.800%, 5/15/2030	309,855
419,000	Cigna Corp., 3.750%, 7/15/2023	452,968

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Healthcare – continued
$95,000	Cigna Corp., 4.500%, 2/25/2026	$111,374
1,050,000	CVS Health Corp., 1.875%, 2/28/2031	1,063,045
237,000	CVS Health Corp., 4.300%, 3/25/2028	282,021
510,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	540,512
395,000	Stryker Corp., 1.950%, 6/15/2030	406,439
355,000	Universal Health Services, Inc., 2.650%, 10/15/2030, 144A	368,530

		3,534,744

	Hybrid ARMs – 0.0%
33,669	FHLMC, 1-year CMT + 2.225%, 2.629%, 1/01/2035(c)	35,381
68,759	FHLMC, 1-year CMT + 2.500%, 3.241%, 5/01/2036(c)	72,903

		108,284

	Independent Energy – 0.4%
400,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	420,123
190,000	Canadian Natural Resources Ltd., 2.950%, 7/15/2030	203,235
545,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	613,555

		1,236,913

	Integrated Energy – 0.3%
315,000	Exxon Mobil Corp., 3.482%, 3/19/2030	366,340
660,000	Suncor Energy, Inc., 2.800%, 5/15/2023	694,438

		1,060,778

	Life Insurance – 4.9%
1,385,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	1,398,650
535,000	AIG Global Funding, 0.900%, 9/22/2025, 144A	536,079
960,000	Athene Global Funding, 1.200%, 10/13/2023, 144A	967,399
1,210,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	1,210,910
185,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	201,192
710,000	Equitable Financial Life Global Funding, 1.400%, 8/27/2027, 144A	714,380
335,000	Five Corners Funding Trust II, 2.850%, 5/15/2030, 144A	370,581
325,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	358,223

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$ 665,000	Great-West Lifeco U.S. Finance LP, 0.904%, 8/12/2025, 144A	$667,926
1,370,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	1,389,557
155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	174,746
175,000	Manulife Financial Corp., 2.484%, 5/19/2027	189,913
1,400,000	MassMutual Global Funding II, 0.850%, 6/09/2023, 144A	1,417,109
795,000	Metropolitan Life Global Funding I, 0.900%, 6/08/2023, 144A	805,078
700,000	Metropolitan Life Global Funding I, 0.950%, 7/02/2025, 144A	708,869
1,070,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	1,149,994
915,000	New York Life Global Funding, 2.950%, 1/28/2021, 144A(a)	916,589
650,000	Protective Life Global Funding, 0.631%, 10/13/2023, 144A	653,811
1,360,000	Protective Life Global Funding, 1.082%, 6/09/2023, 144A	1,383,546
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025, 144A	694,753
565,000	Reliance Standard Life Global Funding II, 3.850%, 9/19/2023, 144A	605,620
700,000	Unum Group, 4.500%, 3/15/2025	792,853

		17,307,778

	Lodging – 0.2%
125,000	Choice Hotels International, Inc., 3.700%, 1/15/2031	138,440
350,000	Marriott International, Inc., Series Z, 4.150%, 12/01/2023	378,136

		516,576

	Metals & Mining – 0.2%
350,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	357,721
155,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	170,561

		528,282

	Midstream – 0.2%
25,000	Energy Transfer Operating LP, 4.250%, 3/15/2023	26,566
50,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	52,226
440,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	447,708
185,000	ONEOK, Inc., 5.850%, 1/15/2026	221,708

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Midstream – continued
$ 70,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	$75,254

		823,462

	Mortgage Related – 1.2%
1,742	FHLMC, 3.000%, 10/01/2026	1,832
136	FHLMC, 6.500%, 1/01/2024	152
39	FHLMC, 8.000%, 7/01/2025	42
27,686	GNMA, 3.667%, 2/20/2063(b)	28,365
22,048	GNMA, 3.676%, 2/20/2063(a)(b)	22,550
13,068	GNMA, 3.934%, 4/20/2063(b)	13,218
7,431	GNMA, 4.029%, 2/20/2063(b)	7,507
6,556	GNMA, 4.034%, 5/20/2062(b)	7,064
15,561	GNMA, 4.043%, 10/20/2062(b)	16,191
21,869	GNMA, 4.047%, 4/20/2063(a)(b)	23,455
15,208	GNMA, 4.199%, 11/20/2064(b)	15,944
5,736	GNMA, 4.239%, 3/20/2063(b)	5,766
57,384	GNMA, 4.372%, 6/20/2066(b)	64,264
220,919	GNMA, 4.435%, 10/20/2066(b)	250,546
63,059	GNMA, 4.445%, 11/20/2066(b)	70,494
102,055	GNMA, 4.460%, 9/20/2066(b)	114,525
100,551	GNMA, 4.473%, 11/20/2066(b)	114,219
174,479	GNMA, 4.504%, 9/20/2066(b)	198,306
103,612	GNMA, 4.515%, 10/20/2066(b)	117,279
86,654	GNMA, 4.521%, 10/20/2066(b)	98,600
1,028,215	GNMA, 4.539%, 4/20/2067(a)(b)	1,171,875
472,967	GNMA, 4.545%, 7/20/2067(a)(b)	544,754
56,488	GNMA, 4.558%, 8/20/2066(b)	63,293
787,780	GNMA, 4.572%, 1/20/2067(a)(b)	896,647

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 2,108	GNMA, 4.630%, 7/20/2062(b)	$2,223
380,035	GNMA, 4.684%, 5/20/2064(a)(b)	411,970
713	GNMA, 4.700%, 8/20/2061(b)	791
450	GNMA, 6.500%, 12/15/2023	500

		4,262,372

	Natural Gas – 0.1%
275,000	Atmos Energy Corp., 1.500%, 1/15/2031	274,797
175,000	NiSource, Inc., 1.700%, 2/15/2031	174,124
30,000	NiSource, Inc., 3.490%, 5/15/2027	34,018

		482,939

	Non-Agency Commercial Mortgage-Backed Securities – 4.5%
230,000	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	256,703
270,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	294,652
660,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.299%, 10/15/2037, 144A(c)	660,208
504,756	Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A2, 3.189%, 2/15/2050(a)	516,129
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	311,715
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048(a)	551,470
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	393,116
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049(a)	1,102,752
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	606,055
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	281,078
535,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	517,466
26,367	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	26,549
68,558	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	68,361
142,044	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	147,582
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047(a)	482,151
280,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047	307,161
280,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	306,767

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 520,299	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(a)	$586,928
640,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	648,147
80,979	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	86,397
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	520,978
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	424,908
330,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047	357,884
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	271,199
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A	151,863
355,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	316,769
75,052	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	78,284
575,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052(a)	654,451
240,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.082%, 7/15/2046(b)	257,073
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	140,840
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	596,642
194,995	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.629%, 11/15/2027, 144A(c)	137,472
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	492,950
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046(a)	592,713
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	509,829
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	225,006
1,256,077	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A2, 3.118%, 1/15/2060(a)	1,280,585
127,432	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A3, 3.660%, 3/15/2047	129,328
325,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	357,612
234,518	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	246,387

		15,894,160

	Oil Field Services – 0.4%
980,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	1,023,506

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Oil Field Services – continued
$ 195,000	National Oilwell Varco, Inc., 3.600%, 12/01/2029	$203,910

		1,227,416

	Pharmaceuticals – 0.8%
335,000	AbbVie, Inc., 2.600%, 11/21/2024	359,052
235,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	254,062
800,000	Gilead Sciences, Inc., 1.650%, 10/01/2030	802,749
525,000	Pfizer, Inc., 3.200%, 9/15/2023	566,298
825,000	Viatris, Inc., 2.700%, 6/22/2030, 144A	875,428

		2,857,589

	Property & Casualty Insurance – 0.3%
645,000	American Financial Group, Inc., 3.500%, 8/15/2026	703,729
180,000	Assurant, Inc., 4.200%, 9/27/2023	196,888

		900,617

	Railroads – 0.1%
215,000	Union Pacific Corp., 3.646%, 2/15/2024	233,372

	Refining – 0.1%
460,000	Valero Energy Corp., 2.150%, 9/15/2027	470,011

	REITs - Apartments – 0.0%
75,000	Essex Portfolio LP, 2.650%, 3/15/2032	80,474

	REITs - Health Care – 0.3%
255,000	Healthpeak Properties, Inc., 3.000%, 1/15/2030	279,098
560,000	Omega Healthcare Investors, Inc., 3.375%, 2/01/2031	587,061
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	257,220

		1,123,379

	REITs - Office Property – 0.5%
1,150,000	Office Properties Income Trust, 4.500%, 2/01/2025	1,218,444
350,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	358,378

		1,576,822

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Regional Malls – 0.1%
$ 390,000	Simon Property Group LP, 3.375%, 6/15/2027	$433,172

	Restaurants – 0.5%
1,280,000	McDonald’s Corp., MTN, 2.625%, 1/15/2022	1,310,876
420,000	McDonald’s Corp., MTN, 3.350%, 4/01/2023	447,415

		1,758,291

	Retailers – 0.7%
345,000	AutoNation, Inc., 3.500%, 11/15/2024	372,342
290,000	AutoNation, Inc., 4.500%, 10/01/2025	322,348
130,000	Best Buy Co., Inc., 4.450%, 10/01/2028	155,540
475,000	Home Depot, Inc. (The), 2.500%, 4/15/2027	521,256
210,000	PVH Corp., 4.625%, 7/10/2025	236,616
850,000	Seven & i Holdings Co. Ltd., 3.350%, 9/17/2021, 144A	866,584

		2,474,686

	Technology – 2.5%
125,000	Apple, Inc., 3.350%, 2/09/2027	142,597
245,000	Broadcom, Inc., 4.150%, 11/15/2030	283,652
110,000	DXC Technology Co., 4.125%, 4/15/2025	121,599
325,000	Flex Ltd., 4.875%, 6/15/2029	383,888
450,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	458,822
290,000	Hewlett Packard Enterprise Co., 3-month LIBOR + 0.680%, 0.900%, 3/12/2021(c)	290,257
205,000	Hewlett Packard Enterprise Co., 1.450%, 4/01/2024	210,641
485,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	550,523
400,000	HP, Inc., 3.000%, 6/17/2027	441,363
315,000	Infor, Inc., 1.450%, 7/15/2023, 144A	320,090
470,000	International Business Machines Corp., 1.700%, 5/15/2027	488,138
530,000	International Business Machines Corp., 2.850%, 5/13/2022	548,825
245,000	Juniper Networks, Inc., 1.200%, 12/10/2025	247,915
175,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	189,378

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$ 730,000	Microchip Technology, Inc., 0.972%, 2/15/2024, 144A	$731,787
460,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	481,098
140,000	Microchip Technology, Inc., 3.922%, 6/01/2021	141,988
755,000	Micron Technology, Inc., 2.497%, 4/24/2023	786,724
565,000	Panasonic Corp., 2.536%, 7/19/2022, 144A	580,798
925,000	PayPal Holdings, Inc., 1.350%, 6/01/2023	947,121
205,000	Seagate HDD Cayman, 4.875%, 3/01/2024	222,671
280,000	ServiceNow, Inc., 1.400%, 9/01/2030	273,150

		8,843,025

	Tobacco – 0.3%
1,025,000	BAT Capital Corp., 4.700%, 4/02/2027	1,205,271

	Transportation Services – 0.7%
450,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	479,638
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025, 144A	198,453
695,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	755,414
135,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.450%, 1/29/2026, 144A	156,267
255,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	274,461
275,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	300,184
370,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	428,729

		2,593,146

	Treasuries – 30.6%
7,860,000	U.S. Treasury Note, 0.125%, 7/15/2023	7,856,316
3,130,000	U.S. Treasury Note, 0.250%, 4/15/2023	3,137,703
1,510,000	U.S. Treasury Note, 0.250%, 6/30/2025	1,506,166
6,445,000	U.S. Treasury Note, 0.250%, 7/31/2025	6,426,118
14,340,000	U.S. Treasury Note, 0.250%, 8/31/2025	14,293,507
11,255,000	U.S. Treasury Note, 0.250%, 9/30/2025	11,212,354
24,385,000	U.S. Treasury Note, 0.250%, 10/31/2025	24,280,220

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 7,010,000	U.S. Treasury Note, 0.375%, 11/30/2025	$7,019,858
15,620,000	U.S. Treasury Note, 0.500%, 3/31/2025	15,763,997
12,435,000	U.S. Treasury Note, 0.625%, 8/15/2030	12,124,125
4,420,000	U.S. Treasury Note, 0.875%, 11/15/2030	4,405,497

		108,025,861

	Wireless – 0.2%
200,000	SK Telecom Co. Ltd., 3.750%, 4/16/2023, 144A	213,507
535,000	T-Mobile USA, Inc., 3.300%, 2/15/2051, 144A	550,424

		763,931

	Wirelines – 0.6%
720,000	AT&T, Inc., 2.250%, 2/01/2032	730,381
345,000	AT&T, Inc., 2.300%, 6/01/2027	367,956
205,000	British Telecommunications PLC, 4.500%, 12/04/2023	227,009
600,000	Verizon Communications, Inc., 1.750%, 1/20/2031	597,002

		1,922,348

	Total Bonds and Notes (Identified Cost $336,617,643)	345,202,900

Short-Term Investments – 2.5%
5,559,370	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $5,559,370 on 1/04/2021 collateralized by $5,670,600 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $5,670,600 including accrued interest(f)	5,559,370
3,280,000	U.S. Treasury Bills, 0.081%, 1/21/2021(g)	3,279,931

	Total Short-Term Investments (Identified Cost $8,839,223)	8,839,301

	Total Investments – 100.3% (Identified Cost $345,456,866)	354,042,201
	Other assets less liabilities – (0.3)%	(1,117,466)

	Net Assets – 100.0%	$352,924,735

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2020 is disclosed.
(c)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At December 31, 2020, the value of these securities amounted to $62,265 or less than 0.1% of net assets.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $89,379,495 or 25.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.

GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2020, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2021	174	$21,910,335	$21,952,547	$42,212

At December 31, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	3/22/2021	20	$3,136,054	$3,127,188	$8,866

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$6,001,436	$62,265	(a)	$6,063,701
All Other Bonds and Notes*	—	339,139,199	—		339,139,199

Total Bonds and Notes	—	345,140,635	62,265		345,202,900

Short-Term Investments	—	8,839,301	—		8,839,301
Futures Contracts (unrealized appreciation)	51,078	—	—		51,078

Total	$51,078	$353,979,936	$62,265		$354,093,279

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or December 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2020
Bonds and Notes
ABS Home Equity	$3,643	$—	$—	$—	$—	$—	$—	$(3,643)	$—	$—
Collateralized Mortgage Obligations	4,042	—	6	(331)	—	(32,720)	91,268	—	62,265	(325)

Total	$7,685	$—	$6	$(331)	$—	$(32,720)	$91,268	$(3,643)	$62,265	$(325)

A debt security valued at $3,643 was transferred from Level 3 to Level 2 during the period ended December 31, 2020. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $91,268 was transferred from Level 2 to Level 3 during the period ended December 31, 2020. At September 30, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2020, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended December 31, 2020, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2020:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$51,078

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$168,736	$168,736

Industry Summary at December 31, 2020 (Unaudited)

Treasuries	30.6%
Banking	15.2
ABS Car Loan	9.2
Life Insurance	4.9
Electric	4.7
Non-Agency Commercial Mortgage-Backed Securities	4.5
Technology	2.5
Automotive	2.4
Finance Companies	2.0
Other Investments, less than 2% each	21.8
Short-Term Investments	2.5

Total Investments	100.3
Other assets less liabilities (including futures contracts)	(0.3)

Net Assets	100.0%